EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Equity	$ 161,645	$ 165,383	$ 167,564
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,103	$ 4,103	$ 4,103